Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2012	2011	2010
Weighted average shares basic	93.5	89.2	87.3
Effect of dilutive securities:
stock options/share awards	0.3	0.5	0.6
equity units	1.3	4.0	4.5

Weighted average shares diluted	95.1	93.7	92.4